COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	54.7%
AIRPORTS—FOREIGN	0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)		18,215	$211,787

COMMUNICATIONS	2.7%
TOWERS
American Tower Corp.		14,312	3,798,548
Crown Castle International Corp.		9,262	1,605,290
SBA Communications Corp.		5,455	1,803,259

			7,207,097

COMMUNICATIONS—FOREIGN	0.5%
TOWERS
Cellnex Telecom SA, 144A (Spain)(a)		17,292	1,067,609
Vantage Towers AG (Germany)		8,673	294,560

			1,362,169

CONSUMER STAPLES	0.7%
FOOD PRODUCTS
Darling Ingredients, Inc.(b)		25,750	1,851,425

CONSUMER STAPLES—FOREIGN	0.2%
AGRICULTURE	0.0%
Farmers Edge, Inc. (Canada)(b)		7,607	30,269

FOOD PRODUCTS	0.2%
WH Group Ltd., 144A (Hong Kong)(a)		510,345	363,390
Wilmar International Ltd. (China)(SGD)		75,230	232,416

			595,806

TOTAL CONSUMER STAPLES—FOREIGN			626,075

CONSUMER—CYCLICAL	0.4%
HOTEL
Boyd Gaming Corp.(b)		11,493	727,047
Caesars Entertainment, Inc.(b)		3,054	342,903

			1,069,950

CONSUMER—NON-CYCLICAL	2.9%
AGRICULTURE	1.9%
AGCO Corp.		7,369	902,924
Archer-Daniels-Midland Co.		21,251	1,275,272
Bunge Ltd.		16,302	1,325,679
Corteva, Inc.		37,882	1,594,074

			5,097,949

		Shares	Value
FOOD PRODUCTS	0.7%
Tyson Foods, Inc., Class A		23,138	$1,826,514

FOOD PRODUCTS—FOREIGN	0.3%
Associated British Foods PLC (United Kingdom)		12,291	305,956
Mowi ASA (Norway)		18,373	466,800

			772,756

TOTAL CONSUMER—NON-CYCLICAL			7,697,219

ELECTRIC	0.9%
American Electric Power Co., Inc.		4,458	361,900
Evergy, Inc.		5,839	363,186
Eversource Energy		3,917	320,254
NextEra Energy, Inc.		5,285	414,978
PG&E Corp.(b)		21,166	203,194
Portland General Electric Co.		6,316	296,789
PPL Corp.		10,695	298,177

			2,258,478

ELECTRIC—FOREIGN	1.0%
E.ON SE (Germany)		56,264	686,741
Hydro One Ltd., 144A (Canada)(a)		25,041	591,921
Kansai Electric Power Co., Inc. (Japan)		18,500	179,268
National Grid PLC (United Kingdom)		93,358	1,112,428

			2,570,358

ENERGY	7.8%
GAS—DISTRIBUTION	0.2%
Southwest Gas Holdings, Inc.		5,983	400,143

GAS—DISTRIBUTION—FOREIGN	0.4%
Enn Energy Holdings Ltd. (China)(H shares)		53,457	881,691
Towngas China Co., Ltd. (China)(H shares)(b)		305,000	190,126

			1,071,817

OIL & GAS	3.5%
Chevron Corp.		17,990	1,825,085
ConocoPhillips		2,857	193,619
EOG Resources, Inc.		30,665	2,461,480
Exxon Mobil Corp.		25,783	1,516,556
Marathon Oil Corp.		28,952	395,774
Phillips 66		6,205	434,536
Renewable Energy Group, Inc.(b)		46,674	2,343,035

			9,170,085

		Shares	Value
OIL & GAS—FOREIGN	3.7%
ARC Resources Ltd. (Canada)		77,567	$726,923
BP PLC (United Kingdom)		496,855	2,263,101
CIMC Enric Holdings Ltd. (China)		184,000	219,569
Lukoil PJSC, ADR (Russia)(USD)		8,160	774,990
Reliance Industries Ltd., 144A (India)(USD)(a)		17,752	1,208,911
Suncor Energy, Inc. (Canada)		141,692	2,937,654
TotalEnergies SE (France)		35,698	1,706,291

			9,837,439

TOTAL ENERGY			20,479,484

ENVIRONMENTAL SERVICES	0.2%
Waste Management, Inc.		3,402	508,123

FOOD	0.1%
Benson Hill, Inc. (Unregistered)(b),(c),(d)		37,500	259,500

INDUSTRIAL	0.3%
MACHINERY	0.2%
Deere & Co.		1,885	631,607

MACHINERY—FOREIGN	0.1%
Kubota Corp. (Japan)		10,597	225,532

TOTAL INDUSTRIAL			857,139

INFRASTRUCTURE	1.0%
ELECTRIC	0.4%
CenterPoint Energy, Inc.		37,510	922,746

FREIGHT RAILS	0.1%
Norfolk Southern Corp.		1,542	368,923

PIPELINES—C-CORP	0.5%
ONEOK, Inc.		21,118	1,224,633

TOTAL INFRASTRUCTURE			2,516,302

INFRASTRUCTURE—FOREIGN	2.7%
AIRPORTS	0.3%
Aena SME SA, 144A (Spain)(a),(b)		2,947	509,659
Auckland International Airport Ltd. (New Zealand)(b)		47,180	253,609

			163,268

		Shares	Value
FREIGHT RAILS	0.1%
Canadian National Railway Co. (Canada)		2,846	$329,809

GAS—DISTRIBUTION	0.2%
Snam S.p.A. (Italy)		81,009	448,133

PIPELINES—C-CORP	2.0%
Enbridge, Inc. (Canada)		88,983	3,544,988
Gibson Energy, Inc. (Canada)		11,861	217,817
Pembina Pipeline Corp. (Canada)		7,982	253,022
TC Energy Corp. (Canada)		26,729	1,286,436

TOLL ROADS	0.1%
Eiffage SA (France)		3,650	368,894

TOTAL INFRASTRUCTURE—FOREIGN			7,212,367

MARINE PORTS—FOREIGN	0.1%
COSCO SHIPPING Ports Ltd. (China)(H shares)		288,337	249,029

MATERIALS	6.1%
CHEMICALS	0.7%
CF Industries Holdings, Inc.		13,886	775,116
Mosaic Co.		29,046	1,037,523

			1,812,639

CHEMICALS—FOREIGN	1.2%
Nutrien Ltd. (Canada)		28,496	1,847,396
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(USD)		23,399	1,256,994

			3,104,390

METALS & MINING	1.1%
Alcoa Corp.(b)		9,137	447,165
Freeport-McMoRan, Inc.		25,968	844,739
Newmont Corp.		19,181	1,041,528
Nucor Corp.		1,307	128,727
Steel Dynamics, Inc.		8,569	501,115

			2,963,274

METALS & MINING—FOREIGN	3.1%
Agnico Eagle Mines Ltd. (Canada)		4,402	228,372
Anglo American PLC (South Africa)		37,462	1,312,992
ArcelorMittal SA (Luxembourg)		16,325	499,751
Barrick Gold Corp. (Canada)		17,923	323,510
BHP Group PLC (Australia)		56,702	1,428,570

		Shares	Value
Franco-Nevada Corp. (Canada)		1,179	$153,169
Glencore PLC (Switzerland)(GBP)		242,295	1,139,781
Kirkland Lake Gold Ltd. (Canada)		5,363	223,395
Newcrest Mining Ltd. (Australia)		7,472	123,869
Nippon Steel Corp. (Japan)		54,319	976,980
POSCO (South Korea)		2,940	809,554
Rio Tinto Ltd. (Australia)		3,931	279,852
Vale SA, ADR (Brazil)(USD)		25,330	353,353
Wheaton Precious Metals Corp. (Brazil)(CAD)		7,071	265,728

			8,118,876

TOTAL MATERIALS			15,999,179

PIPELINES	1.5%
Cheniere Energy, Inc.(b)		18,613	1,817,932
DT Midstream, Inc.		15,722	726,985
Targa Resources Corp.		25,341	1,247,030

			3,791,948

RAILWAYS—FOREIGN	0.4%
Getlink SE (France)		24,625	384,683
Santos Brasil Participacoes SA (Brazil)(b)		139,392	202,980
West Japan Railway Co. (Japan)		9,200	462,457

			1,050,120

REAL ESTATE	21.7%
DATA CENTERS	1.0%
CyrusOne, Inc.		24,081	1,864,110
Equinix, Inc.		1,100	869,143

			2,733,253

DATA CENTERS—FOREIGN	0.1%
GDS Holdings Ltd., ADR (China)(H shares)(b)		2,117	119,843
NEXTDC Ltd. (Australia)(b)		27,262	232,230

			352,073

DIVERSIFIED—FOREIGN	3.9%
Activia Properties, Inc. (Japan)		134	547,959
British Land Co., PLC (United Kingdom)		87,309	579,349
Castellum AB (Sweden)		20,180	492,640
Charter Hall Group (Australia)		82,043	992,000
City Developments Ltd. (Singapore)		56,600	286,456
CK Asset Holdings Ltd. (Hong Kong)		107,500	620,251

		Shares	Value
Fastighets AB Balder, Class B (Sweden)(b)		5,527	$332,154
ICADE (France)		3,263	254,799
Invincible Investment Corp. (Japan)		1,502	588,440
Merlin Properties Socimi SA (Spain)		39,112	401,949
Mirvac Group (Australia)		524,715	1,113,058
Mitsubishi Estate Co., Ltd. (Japan)		32,215	512,953
Mitsui Fudosan Co., Ltd. (Japan)		71,600	1,700,849
Mitsui Fudosan Logistics Park, Inc. (Japan)		86	455,906
Nomura Real Estate Master Fund, Inc. (Japan)		33	47,496
Sumitomo Realty & Development Co., Ltd. (Japan)		13,500	493,440
Sun Hung Kai Properties Ltd. (Hong Kong)		58,000	724,208

			10,143,907

HEALTH CARE	2.0%
Healthpeak Properties, Inc.		65,061	2,178,242
Ventas, Inc.		27,518	1,519,269
Welltower, Inc.		20,490	1,688,376

			5,385,887

HEALTH CARE—FOREIGN	0.4%
Assura PLC (United Kingdom)		504,853	486,711
Parkway Life Real Estate Investment Trust (Singapore)		176,600	604,795

			1,091,506

HOTEL	0.6%
Host Hotels & Resorts, Inc.(b)		76,495	1,249,163
Park Hotels & Resorts, Inc.(b)		13,286	254,294

			1,503,457

HOTEL—FOREIGN	0.1%
Sands China Ltd. (Macau)(H Shares)(b)		102,400	209,562

INDUSTRIALS	1.6%
Americold Realty Trust		25,975	754,573
Duke Realty Corp.		28,463	1,362,524
Prologis, Inc.		17,381	2,180,099

			4,297,196

INDUSTRIALS—FOREIGN	1.0%
CTP NV, 144A (Netherlands)(a),(b)		12,723	277,068
Frasers Logistics & Commercial Trust (Singapore)		348,000	388,235
GLP J-REIT (Japan)		297	488,885
Goodman Group (Australia)		13,981	215,127

		Shares	Value
Segro PLC (United Kingdom)		39,681	$637,429
Sirius Real Estate Ltd. (Germany)(GBP)		87,285	153,831
Tritax Big Box REIT PLC (United Kingdom)		183,848	525,671

			2,686,246

NET LEASE	0.8%
VEREIT, Inc.		41,516	1,877,769
VICI Properties, Inc.		10,415	295,890

			2,173,659

NET LEASE—FOREIGN	0.2%
ARGAN SA (France)		1,804	223,594
VGP NV (Belgium)		904	207,964

OFFICE—FOREIGN	0.9%
Alstria Office REIT AG (Germany)		13,809	250,483
Fabege AB (Sweden)		19,508	294,238
Keppel REIT (Singapore)		422,500	328,918
Nippon Building Fund, Inc. (Japan)		125	812,097
Orix JREIT, Inc. (Japan)		205	356,776
Workspace Group PLC (United Kingdom)		30,720	341,485

			2,383,997

REAL ESTATE SERVICES	0.3%
Jones Lang LaSalle, Inc.(b)		3,427	850,204

RESIDENTIAL	3.0%
Apartment Income REIT Corp.		16,226	791,991
Essex Property Trust, Inc.		5,852	1,871,119
Highwoods Properties, Inc.		13,306	583,601
Invitation Homes, Inc.		21,956	841,574
Sun Communities, Inc.		5,614	1,039,151
UDR, Inc.		51,129	2,708,814

			7,836,250

RESIDENTIAL—FOREIGN	1.4%
Aedifica SA (Belgium)		3,432	428,462
Grainger PLC (United Kingdom)		64,255	263,656
Instone Real Estate Group AG, 144A (Germany)(a)		9,737	278,024
LEG Immobilien SE (Germany)		3,636	513,599
Neinor Homes SA, 144 (Spain)(a),(b)		19,419	259,252
Vonovia SE (Germany)		26,545	1,595,842
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		91,000	467,548

			3,806,383

		Shares	Value
RETAIL—FOREIGN	1.2%
CapitaLand Integrated Commercial Trust (Singapore)		294,332	$438,277
Catena AB (Sweden)		3,641	197,139
Japan Retail Fund Investment Corp. (Japan)		394	378,321
Klepierre SA (France)(b)		29,786	666,119
Link REIT (Hong Kong)		66,800	572,031
RioCan Real Estate Investment Trust (Canada)		20,127	343,872
Unibail-Rodamco-Westfield (France)(b)		4,010	295,139
VIB Vermoegen AG (Germany)		3,152	135,457

			3,026,355

SELF STORAGE	1.6%
Public Storage		13,879	4,123,451

SELF STORAGE—FOREIGN	0.2%
Safestore Holdings PLC (United Kingdom)		29,472	416,564

SHOPPING CENTERS	1.1%
Kimco Realty Corp.		39,586	821,409
Simon Property Group, Inc.		15,239	1,980,613

			2,802,022

SPECIALTY	0.1%
Digital Realty Trust, Inc.		1,832	264,632

TIMBER	0.2%
Weyerhaeuser Co.		17,740	631,012

TOTAL REAL ESTATE			57,149,174

RENEWABLE ENERGY	0.1%
Clearway Energy, Inc.		6,820	206,441

TOLL ROADS—FOREIGN	1.2%
Transurban Group (Australia)		10,449	105,310
Transurban Group (Australia)(e)		94,044	947,819
Vinci SA (France)		19,296	2,006,954
Zhejiang Expressway Co., Ltd. (China)(H shares)		206,000	169,888

			3,229,971

UTILITIES	2.1%
GAS—FOREIGN	0.1%
Hong Kong and China Gas Co., Ltd. (Hong Kong)		216,600	327,260

		Shares	Value
MULTI-UTILITIES	0.9%
NiSource, Inc.		30,335	$735,017
Sempra Energy		12,867	1,627,676

			2,362,693

MULTI-UTILITIES—FOREIGN	0.2%
Engie SA (France)		37,371	488,932

WATER	0.7%
American Water Works Co., Inc.		7,528	1,272,533
Essential Utilities, Inc.		11,492	529,551

			1,802,084

WATER—FOREIGN	0.2%
Pennon Group PLC (United Kingdom)		40,371	615,370

TOTAL UTILITIES			5,596,339

TOTAL COMMON STOCK (Identified cost—$122,529,645)			143,959,673

EXCHANGE-TRADED FUNDS—GOLD	3.9%
iShares Gold Trust ETF(b)		101,050	3,376,080
SPDR Gold MiniShares Trust(b)		389,200	6,795,432

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$9,500,747)			10,171,512

PREFERRED SECURITIES—$25 PAR VALUE	0.6%
BANKS	0.5%
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(f),(g)		32,735	850,455
US Bancorp, 6.50% to 1/15/22, Series F(f),(g)		18,000	457,740

			1,308,195

INSURANCE	0.1%
Hartford Financial Services Group, Inc./The, 7.875% to 4/15/22, due 4/15/42(g)		11,000	285,450

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,627,282)			1,593,645

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	4.9%
BANKS	1.2%
Bank of America Corp., 6.25% to 9/5/24, Series X(f),(g)		$220,000	$242,138
Bank of America Corp., 6.50% to 10/23/24, Series Z(f),(g)		250,000	280,375
Citigroup, Inc., 5.90% to 2/15/23(f),(g)		275,000	287,375
Citigroup, Inc., 5.950% to 1/30/23(f),(g)		275,000	286,859
JPMorgan Chase & Co., 3.926% (3 Month US LIBOR + 3.80%), Series Z (FRN)(f),(h)		300,000	300,349
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(f),(g)		1,025,000	1,125,578
PNC Financial Services Group, Inc./The, 3.804% (3 Month US LIBOR + 3.678%), Series O (FRN)(f),(h)		375,000	375,924
Truist Bank, 0.766% (3 Month US LIBOR + 0.650%), due 3/15/28, (FRN)(h)		200,000	194,385

			3,092,983

BANKS—FOREIGN	0.9%
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(USD)(f),(g),(i),(j)		400,000	409,992
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(USD)(a),(f),(j)		400,000	446,592
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(f),(g),(i),(j)		600,000	623,544
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(f),(g),(i),(j)		600,000	614,254
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(f),(g),(j)		200,000	215,598

			2,309,980

ELECTRIC	0.1%
Dominion Energy, Inc., 3.071%, due 8/15/24		325,000	343,638

ELECTRIC—FOREIGN	0.6%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(USD)(a),(f),(g)		400,000	415,700
Emera US Finance LP, due 6/15/24, 144A (Canada)(USD)(a)		230,000	229,352
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(USD)(a),(g)		800,000	913,000

			1,558,052

FINANCIAL	0.1%
INVESTMENT BANKER/BROKER
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(f),(g)		265,000	295,144

		Principal Amount	Value
INSURANCE	2.0%
LIFE/HEALTH INSURANCE	0.6%
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(g)		$600,000	$638,809
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(g)		907,000	943,566

			1,582,375

LIFE/HEALTH INSURANCE—FOREIGN	0.9%
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(USD)(a),(g)		1,400,000	1,457,134
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(USD)(a),(g)		800,000	881,364

			2,338,498

PROPERTY CASUALTY—FOREIGN	0.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144 (Japan)(USD)(a),(g)		1,375,000	1,411,775

TOTAL INSURANCE			5,332,648

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$12,889,413)			12,932,445

CORPORATE BONDS	4.5%
COMMUNICATIONS—TOWERS	0.3%
American Tower Corp., 2.95%, due 1/15/25		320,000	338,070
SBA Communications Corp., 4.875%, due 9/1/24		425,000	432,640

			770,710

CONSUMER STAPLES	0.1%
7-Eleven, Inc., 0.80%, due 2/10/24, 144A(a)		160,000	159,977

ELECTRIC	0.8%
DTE Energy Co., 2.529%, due 10/1/24, Series C		445,000	464,482
NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/23		500,000	501,800
NextEra Energy Capital Holdings, Inc., 2.75%, due 5/1/25		290,000	305,969
Progress Energy, Inc., 3.15%, due 4/1/22		200,000	201,370
Southern California Edison Co., 0.70%, due 4/3/23		260,000	260,705
Southern California Edison Co., 1.10%, due 4/1/24		260,000	261,315

			1,995,641

		Principal Amount	Value
FINANCIAL	0.2%
DIVERSIFIED FINANCIAL SERVICES
General Motors Financial Co., Inc., 1.677% (3 Month US LIBOR + 1.55%), due 1/14/22 (FRN)(h)		$100,000	$100,373
Newmark Group, Inc., 6.125%, due 11/15/23		500,000	541,625

			641,998

INTEGRATED TELECOMMUNICATIONS SERVICES	0.6%
AT&T, Inc., 0.90%, due 3/25/24		500,000	500,825
T-Mobile USA, Inc., 3.50%, due 4/15/25		325,000	350,243
Verizon Communications, Inc., 0.75%, due 3/22/24		500,000	502,040
Verizon Communications, Inc., 1.256% (3 Month US LIBOR + 1.10%), due 5/15/25, (FRN)(h)		200,000	205,637
Verizon Communications, Inc., 3.376%, due 2/15/25		155,000	167,816

			1,726,561

REAL ESTATE	2.5%
DATA CENTERS	0.3%
Equinix, Inc., 1.25%, due 7/15/25		200,000	199,300
Equinix, Inc., 2.625%, due 11/18/24		508,000	532,172

			731,472

DIVERSIFIED	0.1%
National Retail Properties, Inc., 3.90%, due 6/15/24		235,000	252,088

FINANCE	0.3%
Mid-America Apartments LP, 3.75%, due 6/15/24		370,000	396,998
Ventas Realty LP, 3.75%, due 5/1/24		280,000	298,032

TOTAL FINANCE			695,030

HEALTH CARE	0.3%
Sabra Health Care LP, 5.125%, due 8/15/26		70,000	78,415
Welltower, Inc., 3.625%, due 3/15/24		390,000	415,924
Welltower, Inc., 4.50%, due 1/15/24		400,000	429,665

			924,004

NET LEASE	0.6%
Highwoods Realty LP, 3.625%, due 1/15/23		250,000	257,401
VEREIT Operating Partnership LP, 4.60%, due 2/6/24		100,000	107,972
VEREIT Operating Partnership LP, 4.625%, due 11/1/25		300,000	337,439
WP Carey, Inc., 4.00%, due 2/1/25		116,000	126,187
WP Carey, Inc., 4.60%, due 4/1/24		600,000	651,202

			1,480,201

		Principal Amount	Value
OFFICE	0.4%
Boston Properties LP, 3.80%, due 2/1/24		$300,000	$318,857
Brandywine Operating Partnership LP 3.95%, due 2/15/23		275,000	285,353
Kilroy Realty LP, 3.45%, due 12/15/24		396,000	422,887
Office Properties Income Trust, 4.00%, due 7/15/22		100,000	102,327

			1,129,424

SELF STORAGE	0.2%
CubeSmart LP, 3.125%, due 9/1/26		290,000	308,977
CubeSmart LP, 4.375%, due 12/15/23		270,000	289,415

			598,392

SHOPPING CENTERS	0.3%
Kimco Realty Corp., 3.125%, due 6/1/23		85,000	88,122
Kimco Realty Corp., 3.50%, due 4/15/23		256,000	265,692
Kimco Realty Corp., 3.85%, due 6/1/25		150,000	161,278
Kimco Realty Corp., 4.45%, due 1/15/24		300,000	320,598

			835,690

TOTAL REAL ESTATE			6,646,301

TOTAL CORPORATE BONDS (Identified cost—$11,832,743)			11,941,188

U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.1%
U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25		362,023	415,692

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$393,601)			415,692

		Shares
SHORT-TERM INVESTMENTS	32.0%
MONEY MARKET FUNDS	5.3%
State Street Institutional Treasury Money Market Fund, Premier Class I, 0.01%(j)		13,908,732	13,908,732

		Principal Amount
U.S. TREASURY BILLS	26.7%
United States Treasury Bills, 0.047%, due 10/7/21(l),(m)		$4,055,000	4,054,969
United States Treasury Bills, 0.048%, due 10/7/21(l)		5,056,000	5,055,960

		Principal Amount	Value
United States Treasury Bills, 0.046%, due 10/14/21(l)		$8,862,000	$8,861,854
United States Treasury Bills, 0.047%, due 10/28/21(l)		538,000	537,981
United States Treasury Bills, 0.047%, due 10/28/21(l)		4,845,000	4,844,831
United States Treasury Bills, 0.048%, due 11/4/21(l),(m)		2,130,000	2,129,906
United States Treasury Bills, 0.048%, due 11/4/21(l)		17,543,000	17,542,213
United States Treasury Bills, 0.046%, due 11/12/21(l)		2,929,000	2,928,845
United States Treasury Bills, 0.056%, due 11/18/21(l)		718,000	717,947
United States Treasury Bills, 0.046%, due 11/26/21(l)		10,354,000	10,353,267
United States Treasury Bills, 0.038%, due 12/9/21(l)		8,942,000	8,941,600
United States Treasury Bills, 0.032%, due 12/30/21(l)		4,287,000	4,286,625

			70,255,998

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$84,164,537)			84,164,730

PURCHASED OPTION CONTRACTS (Premiums paid—$47,995)	0.0%		38,165

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$242,985,963)	100.7%		265,217,050
WRITTEN OPTION CONTRACTS	(0.0)		(35,700)
LIABILITIES IN EXCESS OF OTHER ASSETS(n)	(0.7)		(1,846,804)

NET ASSETS	100.0%		$263,334,546

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(o)	Premiums Paid	Value
Put — WTI Crude Oil	$ 68.00	12/15/21	17	$1,261,230	$47,995	$38,165

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(o)	Premiums Received	Value
Put — WTI Crude Oil	$ 62.00	12/15/21	(34)	$(2,522,460)	$(44,090)	$(35,700)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $10,686,326 which represents 4.1% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Security value is determined based on significant unobservable inputs (Level 3).
(d)	Restricted security. Aggregate holdings equal 0.1% of the net assets of the Fund. This security was acquired on September 29, 2021 at a cost of $375,000.
(e)	Stapled security - consists of unit of a trust and a share of the company which cannot be sold separately.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)	Security converts to floating rate after the indicated fixed-rate coupon period.
(h)	Variable rate. Rate shown is in effect at September 30, 2021.
(i)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,647,790 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(j)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,309,980 or 0.9% of the net assets of the Fund.

(k)	Rate quoted represents the annualized seven-day yield.
(l)	The rate shown is the effective yield on the date of purchase.
(m)	All or a portion of this security has been pledged as collateral for futures contracts. $8,274,658 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(n)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at September 30, 2021.
(o)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	110	November 15, 2021	$6,733,219	$7,856,062	$1,122,843
Aluminum HG LME	97	December 15, 2021	5,725,718	6,928,831	1,203,113
Aluminum HG LME	48	January 17, 2022	2,942,638	3,422,100	479,462
Aluminum HG LME	52	February 14, 2022	3,534,515	3,702,400	167,885
Brent Crude Oil(a)	48	November 30, 2021	3,470,888	3,721,440	250,552
Cattle Feeder(a)	9	November 18, 2021	740,315	688,050	(52,265)
Coffee C	14	December 20, 2021	939,131	1,018,500	79,369
Coffee C	37	May 18, 2022	2,729,035	2,745,863	16,828
Coffee Robusta	25	November 24, 2021	493,644	531,500	37,856
Copper	37	March 29, 2022	3,997,319	3,767,062	(230,257)
Corn	173	December 14, 2021	4,735,862	4,642,887	(92,975)
Cotton No. 2	17	December 8, 2021	737,518	899,300	161,782
Gasoline	45	October 29, 2021	3,867,718	4,146,660	278,942
Gold	37	December 29, 2021	6,665,615	6,500,900	(164,715)
Kc Wheat	33	May 13, 2022	1,213,766	1,223,475	9,709
Lean Hogs(a)	9	December 14, 2021	288,815	307,440	18,625
Lean Hogs(a)	6	February 14, 2022	199,407	209,340	9,933
Live Cattle	20	December 31, 2021	1,067,630	1,005,800	(61,830)
Live Cattle	27	February 28, 2022	1,458,231	1,411,020	(47,211)
Live Cattle	25	April 29, 2022	1,386,555	1,339,000	(47,555)
Low Sulphur Gasoil	38	November 11, 2021	2,336,315	2,566,900	230,585
Low Sulphur Gasoil	38	December 10, 2021	2,302,251	2,549,800	247,549
Low Sulphur Gasoil	39	January 12, 2022	2,485,047	2,600,325	115,278
Natural Gas	189	October 27, 2021	9,108,329	11,088,630	1,980,301
Nickel LME	15	October 18, 2021	1,611,955	1,615,095	3,140
Nickel LME	17	November 15, 2021	1,998,272	1,829,931	(168,341)
NY Harbor ULSD	39	October 29, 2021	3,403,792	3,830,463	426,671
NY Harbor ULSD	10	December 31, 2021	956,834	975,240	18,406
NY Harbor ULSD	11	March 31, 2022	973,542	1,043,658	70,116
Silver	20	December 29, 2021	2,531,232	2,204,700	(326,532)
Soybean	59	November 12, 2021	3,897,497	3,705,200	(192,297)
Soybean Meal	5	December 14, 2021	178,735	164,350	(14,385)
Soybean Meal	52	January 14, 2022	1,781,773	1,721,200	(60,573)
Soybean Oil	10	December 14, 2021	373,577	352,140	(21,437)
Soybean Oil	77	May 13, 2022	2,713,820	2,674,518	(39,302)
Sugar 11	38	February 28, 2022	864,657	865,670	1,013
Sugar 11	55	April 29, 2022	1,215,078	1,217,216	2,138
Wheat	55	May 13, 2022	2,043,327	2,033,625	(9,702)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
WTI Crude Oil	34	October 20, 2021	$2,296,001	$2,551,020	$255,019
WTI Crude Oil	52	March 22, 2022	3,526,560	3,763,760	237,200
Zinc LME	27	October 18, 2021	1,932,599	2,010,994	78,395
Zinc LME	6	November 15, 2021	464,476	447,675	(16,801)
Zinc LME	26	December 13, 2021	1,910,770	1,941,550	30,780
Zinc LME	28	January 17, 2022	2,098,002	2,091,600	(6,402)
Zinc LME	27	February 14, 2022	2,010,755	2,016,563	5,808

			$107,942,735	$113,929,453	$5,986,718

SHORT FUTURES OUTSTANDING
Aluminum HG LME	93	November 15, 2021	(5,875,303)	(6,641,944)	(766,641)
Aluminum HG LME	97	December 15, 2021	(6,090,345)	(6,928,831)	(838,486)
Aluminum HG LME	48	January 17, 2022	(2,902,924)	(3,422,100)	(519,176)
Copper	15	December 29, 2021	(1,593,005)	(1,533,375)	59,630
Gasoline	19	April 29, 2022	(1,775,283)	(1,798,772)	(23,489)
Low Sulphur Gasoil	41	May 12, 2022	(2,633,752)	(2,660,900)	(27,148)
Nickel LME	15	October 18, 2021	(1,731,635)	(1,615,095)	116,540
Nickel LME	10	November 15, 2021	(1,139,917)	(1,076,430)	63,487
NY Harbor ULSD	31	April 29, 2022	(2,873,804)	(2,919,084)	(45,280)
Zinc LME	27	October 18, 2021	(1,982,170)	(2,010,994)	(28,824)
Zinc LME	24	November 15, 2021	(1,790,185)	(1,790,700)	(515)
Zinc LME	26	December 13, 2021	(1,934,467)	(1,941,550)	(7,083)
Zinc LME	27	February 14, 2022	(2,022,370)	(2,016,562)	5,808

			$(34,345,160)	$(36,356,337)	$(2,011,177)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
ULSD	Ultra Low Sulfur Diesel

Country Summary	% of Net Assets
United States	67.6
Canada	5.0
Japan	4.5
United Kingdom	3.1
France	2.8
Australia	2.5
Germany	1.5
Hong Kong	1.2
Spain	0.8
China	0.8
Singapore	0.8
Italy	0.5
Sweden	0.5
South Africa	0.5
Chile	0.5
India	0.5
Other	6.9

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Consumer Staples—Foreign	$626,075	$30,269	$595,806	$—
Consumer—Non-Cyclical	7,697,219	7,391,263	305,956	—
Electric—Foreign	2,570,358	591,921	1,978,437	—
Energy	20,479,484	14,443,716	6,035,768	—
Food	259,500	—	—	259,500	(a)
Industrial	857,139	631,607	225,532	—

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Infrastructure—Foreign	7,212,367	6,141,731	1,070,636	—
Marine Port—Foreign	249,029	—	249,029	—
Materials	15,999,179	9,427,830	6,571,349	—
Railways—Foreign	1,050,120	202,980	847,140	—
Real Estate	57,149,174	39,329,952	17,819,222	—
Toll Roads—Foreign	3,229,971	169,888	3,060,083	—
Utilities	5,596,339	4,164,777	1,431,562	—
Other	20,983,719	20,983,719	—	—
Exchange-Traded Funds	10,171,512	10,171,512	—	—
Preferred Securities— $25 Par Value	1,593,645	1,593,645	—	—
Preferred Securities— Capital Securities	12,932,445	—	12,932,445	—
Corporate Bonds	11,941,188	—	11,941,188	—
U.S. Treasury Inflation Protected Bonds	415,692	—	415,692	—
Short-Term Investments	84,164,730	—	84,164,730	—
Purchased Option Contracts	38,165	38,165	—	—

Total Investments in Securities(b)	$265,217,050	$115,312,975	$149,644,575	$259,500

Futures Contracts	$7,784,763	$7,784,763	$—	$—

Total Derivative Assets(b)	$7,784,763	$7,784,763	$—	$—

Futures Contracts	$(3,809,222)	$(3,809,222)	$—	$—
Written Option Contracts	(35,700)	(35,700)	—	—

Total Derivative Liabilities(b)	$(3,844,922)	$(3,844,922)	$—	$—

(a)

Private placement in a public equity has been fair valued by the Valuation Committee at a discount to quoted market price to reflect limited liquidity, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— Food
Balance as of December 31, 2020	$—
Purchases	375,000
Change in unrealized appreciation (depreciation)	(115,500)

Balance as of September 30, 2021	$259,500

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $(115,500).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2021	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— Food	$259,500	Market Price Less Discount	Liquidity Discount	4.03%	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Unfunded Subscription Agreement: The Fund entered into a subscription agreement with Star Peak Corp. II (NYSE: STPC), a special purpose acquisition company (SPAC) to purchase $375,000 of unregistered shares of Benson Hill, Inc. Among other closing conditions, the closing of the Fund’s subscription for the shares was conditioned upon the substantially concurrent consummation of the business combination of STPC and Benson Hill. This business combination required approval by shareholders of STPC. During September 2021, the subscription agreement was closed. At closing, the Fund delivered cash in the amount of the purchase price and received unregistered shares of Benson Hill, Inc. that will be registered within 90 days.

At September 30, 2021, the Fund did not have an unfunded subscription agreement outstanding.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s futures contracts and option contracts activity during the nine months ended September 30, 2021:

Futures Contracts
Average Notional Amount—Long	$87,351,615
Average Notional Amount—Short	(26,674,017)

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$1,795,614	$2,047,860

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents four months for purchased option contracts and four months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.